Document and Entity Information	May 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2025
Entity Registrant Name	Brookfield Asset Management Ltd.
Entity Incorporation State Country Code	A1
Entity File Number	001-41563
Entity Tax Identification Number	98-1702516
Entity Address Address Line 1	Brookfield Place
Entity Address Address Line 2	250 Vesey Street, 15 Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10281-0221
City Area Code	212
Local Phone Number	417-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Limited Voting Shares
Trading Symbol	BAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001937926
Amendment Flag	false